Segment information	12 Months Ended
Dec. 31, 2012
Segment information [Abstract]
Segment information

Note 5 – Segment information

Operating segment

OPCO's fleet, which is regarded as one single global segment, and is reviewed by the Chief Operating Decision Maker, which is the board of directors, as an aggregated sum of assets, liabilities and activities generating distributable cash to meet minimum quarterly distributions.

A breakdown of the Company's revenues by customer for the years ended December 31, 2012 and 2011 is as follows:

Contract Revenue Split by Customer	2012	2011
ExxonMobil	35%	42%
Total	36%	41%
Chevron	14%	17%
BP	15%	—

Total	100%	100%

Geographic Data

Revenues are attributed to geographical areas based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents the revenues and fixed assets by geographic area:

Revenues

(In US$ millions)	2012	2011
Nigeria	209.8	204.7
China	84.1	115.7
Angola	86.3	82.7
Vietnam	39.1	60.6
Malaysia	—	30.8
Canada	87.3	—
United States	88.2	—
Philippines	—	—
Indonesia	—	—
Other	19.1	2.7

Total	613.9	497.2

Fixed Assets—Drilling Rigs(1)

(In US$ millions)	2012	2011
Nigeria	553.9	576.7
China	—	555.1
Angola	194.3	202.8
Canada	545.7	—
United States	809.1	—

Total	2,103.0	1,334.6

(1)
The fixed assets referred to in the table above include four drilling rigs at December 31, 2012 and three drilling rigs at December 31, 2011. The fixed assets referred to in 2011 are the drilling rigs of the OPCO's predecessor companies and their subsidiaries. Asset locations at the end of a period are not necessarily indicative of the geographic distribution of the revenues or operating profits generated by such assets during such period.